UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:                |_|; Amendment Number:

This Amendment (Check only one):        |_| is a restatement
                                        |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Emerging Sovereign Group LLC

Address:    101 Park Avenue
            48th Floor
            New York, NY 10178

13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       J. Kevin Kenny, Jr.
Title:      Managing Member
Phone:      (212) 984-5761

Signature, Place and Date of Signing:


/s/ J. Kevin Kenny, Jr.             New York, NY               January 25, 2011
-----------------------             ------------               -----------------
 [Signature]                        [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $167,961
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010
COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                 --------------      -----       -------  -------   --- ----   ----------   -----  ----  ------   ----
BAIDU INC                       SPON ADR REP A    056752108   11,847      122,731 SH         Sole         None     122,731
BRF-BRASIL FOODS S A             SPONSORED ADR    10552T107    7,487      262,621 SH         Sole         None     262,621
COGNIZANT TECHNOLOGY SOLUTIO         CL A         192446102   10,841      147,915 SH         Sole         None     147,915
CTC MEDIA INC                         COM         12642X106   11,146      475,736 SH         Sole         None     475,736
CTRIP COM INTL LTD             AMERICAN DEP SHS   22943F100    6,323      156,319 SH         Sole         None     156,319
DISCOVERY COMMUNICATNS NEW         COM SER C      25470F302    8,495      231,530 SH         Sole         None     231,530
GENPACT LIMITED                       SHS         G3922B107   12,880      847,355 SH         Sole         None     847,355
GOOGLE INC                           CL A         38259P508   15,264       25,699 SH         Sole         None      25,699
ISOFTSTONE HLDGS LTD             SPONSORED ADS    46489B108    3,207      176,500 SH         Sole         None     176,500
LONGTOP FINL TECHNOLOGIES LT          ADR         54318P108   12,747      352,332 SH         Sole         None     352,332
MASTERCARD INC                       CL A         57636Q104   16,979       75,764 SH         Sole         None      75,764
PRICELINE COM INC                   COM NEW       741503403   16,491       41,274 SH         Sole         None      41,274
WESTERN UN CO                         COM         959802109    7,906      425,765 SH         Sole         None     425,765
TAL ED GROUP                    ADS REPSTG COM    874080104    3,342      207,571 SH         Sole         None     207,571
YAHOO INC                             COM         984332106   23,004    1,383,300 SH         Sole         None   1,383,300

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